Acquisitions - Fiscal 2017 Acquisitions (Details) - USD ($) $ in Millions				12 Months Ended
		Sep. 20, 2017	May 31, 2017	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Business Acquisition [Line Items]
Net cash paid for acquisitions	[1]			$ 148.8	$ 220.6	$ 710.8
Goodwill				$ 1,183.3	$ 1,167.8	$ 1,131.1
Plated
Business Acquisition [Line Items]
Total purchase consideration		$ 219.5
Net cash paid for acquisitions		117.3
Intangible assets		67.1
Goodwill		146.2
Acquisition related costs		6.3
MedCart
Business Acquisition [Line Items]
Total purchase consideration			$ 34.5
Goodwill expected to be deductible for tax purposes			11.6
Deferred consideration | Plated
Business Acquisition [Line Items]
Deferred consideration to be paid over three years		$ 50.0
Deferred consideration payment period		3 years
Earn-out | Plated
Business Acquisition [Line Items]
Potential additional consideration related to earn-out agreement		$ 125.0
Earn-out period for contingent consideration		3 years
Earn-out | MedCart
Business Acquisition [Line Items]
Potential additional consideration related to earn-out agreement			$ 17.2
Earn-out period for contingent consideration			3 years
Fair value | Deferred consideration | Plated
Business Acquisition [Line Items]
Deferred consideration to be paid over three years		$ 42.1
Fair value | Earn-out | Plated
Business Acquisition [Line Items]
Deferred consideration to be paid over three years		$ 60.1

[1]	Business acquisitions, net of cash acquired during the 52 weeks ended February 27, 2016 primarily related to consideration paid in connection with the A&P Transaction and Haggen Transaction in addition to incremental consideration related to the Safeway acquisition